Note 10 - Share-based Payments - Options Outstanding (Details)	6 Months Ended
	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Balance, number of options	6,804,000	3,981,000	3,999,000
Balance, weighted average exercise price				$ 0.13	$ 0.18	$ 0.21
Balance, weighted average remaining contract life	2.26	2.51	2.77
Forfeited, number of options	(1,092,000)	(72,000)	(18,000)
Forfeited, weighted average exercise price	$ 0.22	$ 0.23	$ 0.23
Balance, number of options	6,804,000	3,981,000	3,999,000	6,762,000	6,804,000	3,981,000
Balance, weighted average remaining contract life	2.26	2.51	2.77	2.03	2.26	2.51
Granted, number of options	1,050,000	2,920,000
Granted, weighted average exercise price	$ 0.08	$ 0.07
Expired, number of options		(25,000)
Expired, weighted average exercise price		$ 0.23
Balance, number of options	6,762,000	6,804,000	3,981,000
Balance, weighted average remaining contract life	2.03	2.26	2.51
Options exercisable, number of options				5,162,002	4,566,000	3,321,000
Options exercisable, weighted average exercise price				$ 0.14	$ 0.19	$ 0.21